Selling, general and administrative expenses (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expenses
Advertising, client acquisition and related expenses	₽ 301	₽ 562	₽ 1,176
Tax expenses, except income and payroll related taxes	316	367	427
Advisory and audit services	611	537	478
Rent of premises	113	102	461
Expenses related to Tochka platform services	382	538
IT related services	346	325	300
Offering expenses	71	79
Other expenses	593	932	991
Total selling, general and administrative expenses	₽ 2,733	₽ 3,442	₽ 3,833